DECHERT PRICE & RHOADS
                     1500 K Street, N.W.
                Washington, D.C.  20005-1208

                 Telephone:  (202) 626-3300
                    Fax:  (202) 626-3334



February 5, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  PIMCO Advisors Institutional Funds
            (File No.  33-36528)

Dear Sir or Madam:

     Attached for electronic filing pursuant to Rule 497(e) of the Securities Act of 1933 are the supplemented
Prospectus and Statement of Additional Information relating to PIMCO Advisors Institutional Funds, each dated February
5, 1996. Please note that the Prospectus and Statement of Additional Information are incorporated by reference from File No. 33-36528 filed pursuant to Rule 497(e) under the Securities Act of 1933 on November 27, 1995.

Sincerely,



/s/Keith T. Robinson

Attachment


              SUPPLEMENT DATED FEBRUARY 5, 1996
    TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                  DATED NOVEMBER 1, 1995 OF
             PIMCO ADVISORS INSTITUTIONAL FUNDS


1. Non-fundamental restriction (I) on page 20 of the Prospectus and page 21 of the
     Statement of Additional Information has been amended to read as follows:

     [A Fund may not]

     (I) borrow money (excluding reverse repurchase agreements which are subject to the Fund's fundamental borrowing restriction), except for temporary administrative purposes;

2.    Price  Waterhouse  LLP, 1055  Broadway,  Kansas  City,
      Missouri 64105, has been
     retained to serve as the accountants for the Funds for the current fiscal year. Price Waterhouse LLP succeeds Deloitte & Touche LLP as accountants for the Funds.

3. The name of PIMCO Advisors Institutional Trust has been changed to "PIMCO Funds: Equity Advisors Series".

     The Prospectus and Statement of Additional Information is incorporated by reference from File No. 33-36528 filed pursuant to Rule 497(e) under the Securities Act of 1933 on November 27, 1995.